Organization and Summary of Significant Accounting Policies (Details Textual) (USD $)	11 Months Ended	12 Months Ended
	Jul. 03, 2011	Jun. 29, 2014 Segment Associates	Jun. 30, 2013	Jul. 01, 2012	Dec. 31, 2010
Organization And Summary Of Significant Accounting Policies [Line Items]
Number of reporting segments related to STRATTEC Security Corporation		1
Cash and cash equivalents	$ 17,250,000	$ 19,756,000	$ 20,307,000	$ 17,487,000
Mexican peso contract: contract end date			Jun. 28, 2013
Effective period of Mexico peso contracts effective during fiscal 2013			The contracts that were effective during fiscal 2013 expired June 28, 2013
Currency Option Contracts Net Premium Payable Receivable			0
Fair value, assets, level 1 to level 2 transfers, amount		0	0
Gross balance of the repair and maintenance supply parts inventory		2,300,000	2,000,000
Remaining useful life of intangible assets		3 years 4 months 24 days
Intangible amortization expense		99,000	99,000	99,000
Estimated intangible amortization expense Year one		99,000
Estimated intangible amortization expense Year two		99,000
Estimated intangible amortization expense Year three		99,000
Estimated intangible amortization expense Year four		41,000
Estimated intangible amortization expense thereafter		0
Property, plant and equipment impairment		0	0	0
Number of full time associates		3,276
Number of associates represented by labor union		232
Percentage of associate represent by labor union		7.10%
Research and development expenditures		700,000	1,300,000	1,200,000
Per individual per calendar year health coverage stop loss limit	150,000	150,000	150,000	150,000
Maximum life-time health insurance benefit per individual					2,000,000
Shares of common stock available for grant		126,250
Restricted stock
Organization And Summary Of Significant Accounting Policies [Line Items]
Stock options vest after date of grant		3 years
Omnibus Stock Incentive Plan
Organization And Summary Of Significant Accounting Policies [Line Items]
Share based compensation arrangement by share based payment award number of shares authorized		1,700,000
Shares of common stock available for grant		126,250
Minimum
Organization And Summary Of Significant Accounting Policies [Line Items]
Customer model life production for which production equipment spare parts need to be maintained		12 years
Minimum | Stock Options
Organization And Summary Of Significant Accounting Policies [Line Items]
Options expires after date of grant		5 years
Stock options vest after date of grant		1 year
Maximum
Organization And Summary Of Significant Accounting Policies [Line Items]
Customer model life production for which production equipment spare parts need to be maintained		15 years
Maximum | Stock Options
Organization And Summary Of Significant Accounting Policies [Line Items]
Options expires after date of grant		10 years
Stock options vest after date of grant		4 years
Currency buy sell under contract one
Organization And Summary Of Significant Accounting Policies [Line Items]
Mexican Peso Option Contract - Contractual Exchange Rate	11.85			11.85
Currency buy sell under contract two
Organization And Summary Of Significant Accounting Policies [Line Items]
Mexican Peso Option Contract - Contractual Exchange Rate	12.85			12.85
Currency buy sell under contract three
Organization And Summary Of Significant Accounting Policies [Line Items]
Mexican Peso Option Contract - Contractual Exchange Rate			12.40
Currency buy sell under contract four
Organization And Summary Of Significant Accounting Policies [Line Items]
Mexican Peso Option Contract - Contractual Exchange Rate			13.40
MEXICO
Organization And Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents		$ 14,100,000
NextLock LLC
Organization And Summary Of Significant Accounting Policies [Line Items]
Percentage ownership interest in joint venture		51.00%